Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. statutory rate	21.00%	21.00%
State rate net of fed benefit	8.10%	5.00%
Change in valuation allowance	(33.80%)	(25.00%)
SPAC transaction costs	3.70%	0.00%
Permanent adjustments	(0.60%)	(1.00%)
Other	1.40%	0.00%
Effective Tax Rate	(0.20%)	0.00%